Law Offices

Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC  20036
202.822.9611

Direct Dial- (202) 419-8429

June 25, 2014

VIA EDGARTRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Nationwide Mutual Funds (1940 Act File No.: 811-08495) – Form N-14

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the Nationwide Mutual Funds (the “Registrant”).  The Registration Statement is being filed to register Class A, Class C, Institutional Class and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide HighMark Short Term Bond Fund, a series of the Registrant.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on July 25, 2014.

The Nationwide HighMark Short Term Bond Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act.  Therefore, no filing fee is due at this time.

Please direct any inquiries regarding this filing to me at the above referenced telephone number or in my absence, to Cillian M. Lynch, Esquire at (202) 419-8416.

Very truly yours,

/s/ Peter M. Hong
Peter M. Hong

cc:           Allan J. Oster, Esq.